MUNICIPAL INCOME OPPORTUNITIES TRUST           Two World Trade Center, New York,
                                               New York 10048

LETTER TO THE SHAREHOLDERS November 30, 1997

DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Municipal Income Opportunities Trust (OIA) for the six-month period ended November 30, 1997.

Over the past six months the bond market rallied and the pace of economic growth moderated. Inflation remained subdued and the Federal Reserve Board favored a stable monetary policy following its tightening move in March. In addition, the bond rally was supported by a shrinking federal budget deficit and a stronger dollar. By August the bond market began to retreat on fears that record-setting employment conditions might prompt the Federal Reserve Board to tighten interest rates further. However, yields declined in October and November. The spreading Asian currency crisis created turmoil in the international markets, precipitating "flight-to-quality" demand for U.S. Treasuries.

MUNICIPAL MARKET CONDITIONS

Municipal yields followed the trend of Treasury yields but with less volatility. Long-term insured revenue index yields declined from

                            BOND YIELDS 1994-1997

                                                          Insured Municipal
                 30-Year               30-Year              Revenue Yields
            Insured Municipal       U.S. Treasury         as a Percentage of
             Revenue Yields             Yields           U.S. Treasury Yields

Dec '93           5.4                    6.34                   85.17%
                  5.4                    6.24                   86.54%
                  5.8                    6.66                   87.09%
                  6.4                    7.09                   90.27%
                  6.35                   7.32                   86.75%
                  6.25                   7.43                   84.12%
Jun '94           6.5                    7.61                   85.41%
                  6.25                   7.39                   84.57%
                  6.3                    7.45                   84.56%
                  6.55                   7.81                   83.87%
                  6.75                   7.96                   84.80%
                  7                      8                      87.50%
Dec '94           6.75                   7.88                   85.66%
                  6.4                    7.7                    83.12%
                  6.15                   7.44                   82.66%
                  6.15                   7.43                   82.77%
                  6.2                    7.34                   84.47%
                  5.8                    6.66                   87.09%
Jun '95           6.1                    6.62                   92.15%
                  6.1                    6.86                   88.92%
                  6                      6.66                   90.08%
                  5.95                   6.48                   91.82%
                  5.75                   6.33                   90.84%
                  5.5                    6.14                   89.56%
Dec '95           5.35                   5.94                   90.07%
                  5.4                    6.03                   89.55%
                  5.8                    6.46                   86.69%
                  5.85                   6.66                   87.84%
                  5.95                   6.89                   86.36%
                  6.05                   6.99                   86.55%
Jun '96           5.9                    6.89                   85.63%
                  5.85                   6.97                   83.93%
                  5.9                    7.11                   82.98%
                  5.7                    6.93                   82.25%
                  5.65                   6.64                   85.09%
                  5.5                    6.35                   86.61%
Dec '96           5.6                    6.63                   84.46%
                  5.7                    6.79                   83.95%
                  5.65                   6.8                    83.08%
                  5.9                    7.1                    83.10%
                  5.75                   6.94                   82.85%
                  5.65                   6.91                   81.77%
Jun '97           5.6                    6.78                   82.60%
                  5.3                    6.3                    84.00%
                  5.5                    6.61                   83.00%
                  5.4                    6.4                    84.40%
                  5.35                   6.15                   86.90%
                  5.3                    6.05                   87.60%

MUNICIPAL INCOME OPPORTUNITIES TRUST

5.65 percent in May 1997 to 5.30 percent by the end of November. Yields on 1-year notes moved from 3.90 percent to 3.80 percent. Consequently, the yield pickup for extending maturities from 1 to 30 years narrowed from 175 basis points to 150 basis points over the past six months.

The ratio of 30-year insured revenue bond yields to 30-year U.S. Treasury yields rose from 82 percent at the end of May 1997 to 88 percent in November. A rising ratio means that municipals have underperformed Treasuries and have become relatively more attractive. Over the past four years, this ratio has annually ranged from an average low of 83 percent to an average high of 90 percent.

New-issue underwriting volume was slightly ahead of last year's pace in the first half of 1997. The decline in interest rates led to a surge in refunding activity in the third quarter. As a result, new-issue municipal volume was up 17 percent during the first 11 months of 1997. Refundings accounted for one-quarter of total volume.

PERFORMANCE

During the six-month period ended November 30, 1997, the Fund's net asset value
(NAV) increased from $8.47 to $8.62. Based on this NAV change plus reinvestment of tax-free dividends totaling $0.295 per share, the Fund's total NAV return was
5.16 percent. OIA's price on the New York Stock

CALL STRUCTURE AS OF NOVEMBER 30, 1997
(% OF TOTAL LONG-TERM PORTFOLIO)
PERCENT CALLABLE

     WEIGHTED AVERAGE
 CALL PROTECTION: 7 YEARS

   YEARS BONDS CALLABLE

1998                     9%
1999                    10%
2000                    13%
2001                    14%
2002                     9%
2003                     1%
2004                    11%
2005                    14%
2006                    12%
2007                     4%
2008+                    3%

MUNICIPAL INCOME OPPORTUNITIES TRUST

Exchange moved from $8.75 to $8.6875 per share. Based on this change in market price plus reinvestment of dividends, the Fund's total market return was 2.60 percent. On November 30, 1997, the Fund was trading at a small premium to NAV.

Monthly dividends for the fourth quarter of 1997 were declared in September. Over the past six months the level of undistributed net investment income declined from $0.140 to $0.122 per share. Beginning with the October 1997 payment, the monthly dividend was reduced from $0.05 per share to $0.0475 per share to more closely reflect the Fund's anticipated income.

PORTFOLIO STRUCTURE

The Fund's investments were diversified among 13 long-term sectors and 53 credits. Non-rated securities continued to comprise over 60 percent of the Fund's portfolio. Over the past six months bonds with a market value of $8 million were purchased at book yields of less than 6 percent. Distributable income declined when $8 million in proceeds was realized from redemptions of bonds with book yields in excess of 10 percent.

The portfolio's average maturity was 18 years. The combination of older, shorter-call issues and newer issues with longer call dates provided an average of 7 years of call protection. The bonds of 3 issuers, representing 7 percent of net assets, were not accruing interest. Four other issues, totaling 12 percent of net assets, were accruing income, but may face difficulties in meeting future debt service requirements.

LARGEST SECTORS AS OF NOVEMBER 30, 1997
(% OF NET ASSETS)

IDR/PCR*                25%
NURSING & HEALTH        23%
MORTGAGE                14%
RETIREMENT & LIFE CARE   7%
TRANSPORTATION           7%
HOSPITAL                 5%
TAX ALLOCATION           5%
ALL OTHERS              14%

* INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


LOOKING AHEAD

So far this year, long-term municipal bonds have followed the trend of Treasuries toward lower yields. The recent enactment of the Taxpayer Relief Act of 1997 preserved the traditional tax-exempt benefits of municipal bond income.

MUNICIPAL INCOME OPPORTUNITIES TRUST

The Fund's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps to support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund, when appropriate, may purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

We appreciate your ongoing support of Municipal Income Opportunities Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO
CHARLES A. FIUMEFREDDO
Chairman of the Board

MUNICIPAL INCOME OPPORTUNITIES TRUST

PORTFOLIO OF INVESTMENTS November 30, 1997 (unaudited)

PRINCIPAL
AMOUNT IN                                                                                 COUPON     MATURITY
THOUSANDS                                                                                  RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS (96.7%)
              General Obligation (1.1%)
$  2,000      New York City, New York, 1994 Ser D.....................................     5.75%     08/15/10     $  2,058,740
--------                                                                                                          ------------

              Educational Facilities Revenue (1.5%)
   1,600      ABAG Finance Authority for Nonprofit Corporations, California, National
               Center for International Schools COPs..................................     7.50      05/01/11        1,683,808
   1,000      New York State Dormitory Authority, State University Refg 1993 Ser A....     5.25      05/15/15          997,710
--------                                                                                                          ------------
   2,600                                                                                                             2,681,518
--------                                                                                                          ------------

              Electric Revenue (2.6%)
   5,000      Intermountain Power Agency, Utah, Refg 1996 Ser D (Secondary FSA).......     5.00      07/01/21        4,773,250
--------                                                                                                          ------------

              Hospital Revenue (4.5%)
   1,000      Kentucky Economic Development Finance Authority, Appalachian Regional
               Healthcare Inc Refg & Impr Ser 1997....................................     5.875     10/01/22        1,007,330
              Massachusetts Health & Educational Facilities Authority,
   2,000       Dana Farber Cancer Institute Ser G - 1.................................     6.25      12/01/14        2,142,880
   3,000       Dana Farber Cancer Institute Ser G - 1.................................     6.25      12/01/22        3,199,950
   1,820      Buena Vista Industrial Development Authority, Virginia, Stonewall
               Jackson Hospital Ser 1987..............................................     8.375     11/01/14        1,860,167
--------                                                                                                          ------------
   7,820                                                                                                             8,210,327
--------                                                                                                          ------------

              Industrial Development/Pollution Control Revenue (24.7%)
     480      Metropolitan Washington Airports Authority, District of Columbia,
               CaterAir International Corp Ser 1991 (AMT)+............................    10.125     09/01/11          493,104
   1,535      Illinois Development Finance Authority, Custom Tapes Inc Refg Ser
               1989...................................................................    10.50      05/01/19        1,565,669
   1,500      Iowa Finance Authority, ISPCO Inc Ser 1997 (AMT)........................     6.00      06/01/27        1,548,225
   3,000      Massachusetts Industrial Finance Agency, Eastern Edison Co Refg Ser
               1993...................................................................     5.875     08/01/08        3,060,930
   3,820      Detroit Economic Development Corporation, Michigan, North Industrial
               Park LP Ser 1989.......................................................    11.375     02/15/14        4,077,353
   1,395      Michigan Strategic Fund, Kasle Steel Corp Ser 1989 (AMT)................     9.375     10/01/06        1,457,605
   3,600      Cleveland, Ohio, Continental Airlines Inc Ser 1990 (AMT)................     9.00      12/01/19        3,919,391
   2,000      Dayton, Ohio, Emery Air Freight Corp Ser 1988 A.........................    12.50      10/01/09        2,150,220
   1,010      Zanesville-Muskingum County Port Authority, Ohio, Anchor Glass Container
               Corp Ser 1989 B (AMT)..................................................    10.25      12/01/08        1,016,030
   2,000      Beaver County Industrial Development Authority, Pennsylvania, Toledo
               Edison Co Collateralized Ser 1995-B....................................     7.75      05/01/20        2,301,360
   3,225      East Hempfield Township Industrial Development Authority, Pennsylvania,
               Herley Microwave System Inc Ser 1989 A.................................    10.40      06/01/04        3,345,325
   4,000      Pennsylvania Economic Development Authority, McMillan Bloedel Ltd Ser
               1995 (AMT).............................................................     7.60      12/01/20        4,648,079
              Lexington County, South Carolina,
   2,220       Ellett Brothers Inc Refg Ser 1988......................................     7.50      09/01/02        2,254,255
   4,250       Ellett Brothers Inc Refg Ser 1988......................................     7.50      09/01/08        4,337,890

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST

PORTFOLIO OF INVESTMENTS November 30, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                                 COUPON     MATURITY
THOUSANDS                                                                                  RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
              Pittsylvania County Industrial Development Authority, Virginia,
$  4,500       Multi-Trade of Pittsylvania County Ser 1994 A (AMT)....................     7.45%     01/01/09     $  4,934,520
   1,500       Multi-Trade of Pittsylvania County Ser 1994 A (AMT)....................     7.50      01/01/14        1,646,385
   2,000      Upshur County, West Virginia, TJ International Inc Ser 1995 (AMT).......     7.00      07/15/25        2,193,020
--------                                                                                                          ------------
  42,035                                                                                                            44,949,361
--------                                                                                                          ------------

              Mortgage Revenue - Multi-Family (3.7%)
              Washington County Housing & Redevelopment Authority, Minnesota,
   3,885       Courtly Park Ser 1989 A................................................     9.75      06/15/19        2,331,000
   1,165       Courtly Park Ser 1989 A (AMT)..........................................    10.25      06/15/19          699,000
  24,080       Courtly Park Ser 1989 B................................................     0.00      06/15/19          240,800
   8,678       Courtly Park Ser 1989 B (AMT)..........................................     0.00      06/15/19           86,779
              White Bear Lake, Minnesota,
   3,715       White Bear Woods Apts Phase II Refg 1989 Ser A.........................     9.75      06/15/19        3,157,750
  22,401       White Bear Woods Apts Phase II Refg 1989 Ser B.........................     0.00      06/15/19          224,009
--------                                                                                                          ------------
  63,924                                                                                                             6,739,338
--------                                                                                                          ------------

              Mortgage Revenue - Single Family (10.5%)
   3,000      Alaska Housing Finance Corporation, 1997 Ser A (MBIA)...................     6.00      06/01/27        3,103,350
  15,131      San Francisco, California, Ser 1982.....................................     0.00      10/01/14        2,553,014
     310      Broward County Housing Finance Authority, Florida, Home Ser 1989 A......    10.00      10/01/03          310,505
              New Hampshire Housing Finance Authority,
  52,375       Residential 1983 Ser B.................................................     0.00      01/01/15        8,977,599
   2,000       1997 Ser D (AMT).......................................................     5.90      07/01/28        2,025,760
   2,000      Ohio Housing Finance Agency, Residential 1996 Ser B - 2 (AMT)...........     6.10      09/01/28        2,096,100
--------                                                                                                          ------------
  74,816                                                                                                            19,066,328
--------                                                                                                          ------------

              Nursing & Health Related Facilities Revenue (22.7%)
              Vista, California,
     973       Long-Term Care Foundation of America Ser 1994 A COPs (a) (b)...........     8.50      01/01/20          603,442
     117       Long-Term Care Foundation of America Ser 1994 B COPs (a) (b)...........     0.00      01/01/20            1,167
              Escambia County, Florida,
   8,290       Pensacola Care Development Centers Ser 1989............................    10.25      07/01/11        7,995,622
   1,895       Pensacola Care Development Centers Ser 1989 A..........................    10.25      07/01/11        1,827,709
   8,720      Flagler County Industrial Development Authority, Florida, RHA/South
               Florida Properties Inc Ser 1988 A (b)..................................    10.50      12/01/18        7,035,732
   1,460      Winchester, Indiana, Hoosier Care II Inc Ser 1990.......................    10.375     06/01/20        1,566,098
   2,515      Jefferson County, Kentucky, AHF/Kentucky-Iowa Inc Ser 1990..............    10.25      01/01/20        2,666,202
   1,600      Westside Habilitation Center, Louisiana, Intermediate Care Facility for
               the Mentally Retarded Refg Ser 1993....................................     8.375     10/01/13        1,755,248
   3,335      Massachusetts Industrial Finance Agency, Vinfen Corp Ser 1993...........     7.10      11/15/18        3,665,665
              McCurtain County, Oklahoma,
   4,950       Heartway Corp Ser 1997 A...............................................     9.50      03/01/19        5,382,184
     835       Heartway Corp Ser 1997 B...............................................     0.00      03/01/19          559,467

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST

PORTFOLIO OF INVESTMENTS November 30, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                                 COUPON     MATURITY
THOUSANDS                                                                                  RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
$  3,725      Allegheny County Hospital Development Authority, Pennsylvania, Allegheny
               Valley School Ser 1990.................................................     8.50%     02/01/15     $  3,962,320
   4,715      Kirbyville Health Facilities Development Corporation, Texas, Heartway
               III Corp Ser 1988 A (b)................................................    11.25      03/20/21        4,290,650
--------                                                                                                          ------------
  43,130                                                                                                            41,311,506
--------                                                                                                          ------------

              Retirement & Lifecare Facilities Revenue (7.1%)
              Connecticut Development Authority,
   2,950       Seabury Life Care Ser 1991.............................................    10.00      09/01/04        3,180,425
     600       Seabury Life Care Ser 1996.............................................     8.75      09/01/06          616,404
   1,000       Seabury Life Care Ser 1991.............................................    10.00      09/01/16        1,079,800
   5,701      Ann Arbor Economic Development Corporation, Michigan, Glacier Hills Inc
               Ser 1989...............................................................     8.375     01/15/19        5,838,679
   2,000      Glen Cove Housing Authority, New York, The Mayfair at Glen Cove Ser 1996
               (AMT)..................................................................     8.25      10/01/26        2,171,800
--------                                                                                                          ------------
  12,251                                                                                                            12,887,108
--------                                                                                                          ------------

              Tax Allocation (4.5%)
   1,180      Bridgeview, Illinois, Ser 1995..........................................     9.00      01/01/11        1,365,048
              Crestwood, Illinois,
   3,000       Refg Ser 1994..........................................................     7.00      12/01/04        3,205,140
   3,350       Refg Ser 1994..........................................................     7.25      12/01/08        3,568,822
--------                                                                                                          ------------
   7,530                                                                                                             8,139,010
--------                                                                                                          ------------

              Transportation Facilities Revenue (6.8%)
   2,000      Foothills/Eastern Transportation Corridor Agency, California, Toll Road
               Sr Lien Ser 1995 A.....................................................     0.00      01/01/13        1,452,980
   7,500      E-470 Public Highway Authority, Colorado, Ser 1997 B (MBIA).............     0.00      09/01/15        2,957,175
   2,000      Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg Ser 1993 A....     6.00      10/01/13        2,070,560
   1,700      Bi-State Development Agency of the Missouri-Illinois Metropolitan
               District, Arch Parking Refg Ser 1997...................................     5.875     12/01/12        1,756,491
   4,000      Ohio Turnpike Commission, 1996 Ser A (MBIA).............................     5.50      02/15/26        4,049,520
--------                                                                                                          ------------
  17,200                                                                                                            12,286,726
--------                                                                                                          ------------

              Other Revenue (2.9%)
              Mashantucket (Western) Pequot Tribe, Connecticut,
   2,000       Special 1996 Ser A (a).................................................     6.40      09/01/11        2,210,500
   1,000       Special 1997 Ser B (a).................................................     5.75      09/01/27        1,007,210
   2,000      Northern Palm Beach County Improvement District, Florida, Water Control
               & Impr #9A Ser 1996 A..................................................     7.30      08/01/27        2,170,540
--------                                                                                                          ------------
   5,000                                                                                                             5,388,250
--------                                                                                                          ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST

PORTFOLIO OF INVESTMENTS November 30, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                                 COUPON     MATURITY
THOUSANDS                                                                                  RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
              Refunded (4.1%)
$  2,000      San Joaquin Hills, California, Transportation Corridor, Toll Road Sr
               Lien...................................................................     6.75%     01/01/03++   $  2,246,220
     960      Illinois Health Facilities Authority, Hinsdale Hospital Ser 1990 C
               (ETM)..................................................................     9.50      11/15/19        1,120,819
              North Central Texas Health Facilities Development Corporation,
   1,900       C C Young Memorial Home Ser 1988.......................................    10.50      12/01/98++      2,074,629
   1,805       C C Young Memorial Home Ser 1988.......................................    10.50      12/01/98++      1,970,898
--------                                                                                                          ------------
   6,665                                                                                                             7,412,566
--------                                                                                                          ------------
 289,971      TOTAL MUNICIPAL BONDS (Identified Cost $178,673,759)...........................................      175,904,028
--------                                                                                                          ------------
              SHORT-TERM MUNICIPAL OBLIGATION (0.8%)
   1,500      Illinois Health Facilities Authority, Northwestern Memorial Hospital Ser
--------       1995 (Demand 12/01/97) (Identified Cost $1,500,000)....................     3.85*     08/15/25        1,500,000
                                                                                                                  ------------
$291,471      TOTAL INVESTMENTS (Identified Cost $180,173,759) (c)...................................    97.5%     177,404,028
========

              CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES..........................................    2.5        4,468,457
                                                                                                        -----     ------------

              NET ASSETS.............................................................................   100.0%    $181,872,485
                                                                                                        =====     ============

---------------------

     AMT      Alternative Minimum Tax.
     COPs     Certificates of Participation.
     ETM      Escrowed to maturity.
      +       Joint exemption in District of Columbia and Virginia.
      ++      Prerefunded to call date shown.
      *       Current coupon of variable rate demand obligation.
     (a)      Resale is restricted to qualified institutional investors.
     (b)      Non-income producing, bond in default.
     (c)      The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $8,456,239 and the aggregate gross unrealized depreciation is $11,225,970, resulting in net unrealized depreciation of $2,769,731.

Bond Insurance:
---------------
     FSA      Financial Security Assurance Inc.
     MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST

PORTFOLIO OF INVESTMENTS November 30, 1997 (unaudited) continued

                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets
                               November 30, 1997

Alaska...................  1.7%
California...............  4.7
Colorado.................  1.6
Connecticut..............  4.5
District of Columbia.....  0.3
Florida.................. 11.8
Illinois.................  7.7
Indiana..................  0.9
Iowa.....................  0.8
Kentucky.................  2.0
Louisiana................  1.0%
Massachusetts............  6.6
Michigan.................  6.2
Minnesota................  3.7
Missouri.................  1.0
New Hampshire............  6.1
New York.................  2.9
Ohio.....................  7.3
Oklahoma.................  3.3
Pennsylvania.............  7.8
South Carolina...........  3.6%
Texas....................  4.6
Utah.....................  2.6
Virginia.................  4.6
West Virginia............  1.2
Joint Exemption.......... (1.0)+
                          ----
Total.................... 97.5%
                          ====

---------------------
+ Joint exemption has been included in both geographic locations.

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
November 30, 1997 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $180,173,759)..........    $177,404,028
Cash.....................................         273,416
Receivable for:
    Interest.............................       4,367,854
    Investments sold.....................          75,000
Prepaid expenses.........................           7,269
                                             ------------

    TOTAL ASSETS.........................     182,127,567
                                             ------------

LIABILITIES:
Payable for:
    Investment advisory fee..............          74,742
    Administration fee...................          44,845
Accrued expenses.........................         135,495
                                             ------------

    TOTAL LIABILITIES....................         255,082
                                             ------------

    NET ASSETS...........................    $181,872,485
                                             ============

COMPOSITION OF NET ASSETS:
Paid-in-capital..........................    $199,754,364
Net unrealized depreciation..............      (2,769,731)
Accumulated undistributed net investment
 income..................................       2,582,232
Accumulated net realized loss............     (17,694,380)
                                             ------------

    NET ASSETS...........................    $181,872,485
                                             ============

NET ASSET VALUE PER SHARE,
 21,089,872 shares outstanding
 (unlimited shares authorized of
 $.01 par value).........................           $8.62
                                                    =====
STATEMENT OF OPERATIONS
For the six months ended
November 30, 1997 (unaudited)

NET INVESTMENT INCOME:
INTEREST INCOME..........................    $  6,764,870
                                             ------------

EXPENSES
Investment advisory fee..................         452,591
Administration fee.......................         271,554
Professional fees........................         100,981
Transfer agent fees and expenses.........          41,400
Shareholder reports and notices..........          25,211
Registration fees........................          16,261
Trustees' fees and expenses..............           7,289
Custodian fees...........................           4,199
Other....................................           6,421
                                             ------------

    TOTAL EXPENSES.......................         925,907

Less: expense offset.....................          (4,188)
                                             ------------

    NET EXPENSES.........................         921,719
                                             ------------

    NET INVESTMENT INCOME................       5,843,151
                                             ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss........................        (662,788)
Net change in unrealized depreciation....       4,313,609
                                             ------------

    NET GAIN.............................       3,650,821
                                             ------------

NET INCREASE.............................    $  9,493,972
                                             ============

                      SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                            FOR THE SIX        FOR THE YEAR
                                                           MONTHS ENDED           ENDED
                                                         NOVEMBER 30, 1997     MAY 31, 1997
-------------------------------------------------------------------------------------------
                                                            (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income................................       $  5,843,151       $ 13,192,585
Net realized gain (loss).............................           (662,788)           883,533
Net change in unrealized depreciation................          4,313,609          2,410,485
                                                            ------------       ------------

    NET INCREASE.....................................          9,493,972         16,486,603

Dividends from net investment income.................         (6,221,375)       (13,180,877)
                                                            ------------       ------------

    NET INCREASE.....................................          3,272,597          3,305,726
NET ASSETS:
Beginning of period..................................        178,599,888        175,294,162
                                                            ------------       ------------

    END OF PERIOD
    (Including undistributed net investment income of
    $2,582,232 and $2,960,456, respectively).........       $181,872,485       $178,599,888
                                                            ============       ============

        SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS November 30, 1997 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Municipal Income Opportunities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax. The Fund was organized as a Massachusetts business trust on June 22, 1988 and commenced operations on September 19, 1988.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations

MUNICIPAL INCOME OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS November 30, 1997 (unaudited) continued

which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement with Dean Witter InterCapital Inc. (the "Investment Adviser"), an affiliate of Dean Witter Services Company Inc. (the "Administrator"), the Fund pays an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Adviser pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Adviser.

3. ADMINISTRATION AGREEMENT

Pursuant to an Administration Agreement with the Administrator, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.30% to the Fund's weekly net assets.

Under the terms of the Administration Agreement, the Administrator maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Administrator. The Administrator also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 1997 aggregated $8,502,950 and $7,859,065, respectively.

MUNICIPAL INCOME OPPORTUNITIES TRUST

NOTES TO FINANCIAL STATEMENTS November 30, 1997 (unaudited) continued

Dean Witter Trust FSB, an affiliate of the Investment Adviser and Administrator, is the Fund's transfer agent. At November 30, 1997, the Fund had transfer agent fees and expenses payable of approximately $21,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended November 30, 1997 included in Trustees' fees and expenses in the Statement of Operations amounted to $1,545. At November 30, 1997, the Fund had an accrued pension liability of $47,927 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                                                   CAPITAL
                                                                                                                   PAID IN
                                                                                                   PAR VALUE      EXCESS OF
                                                                                      SHARES       OF SHARES      PAR VALUE
                                                                                    ----------     ---------     ------------
Balance, May 31, 1996, 1997 and November 30, 1997...............................    21,089,872     $210,898      $199,543,466
                                                                                    ==========     ========      ============

6. FEDERAL INCOME TAX STATUS

At May 31, 1997, the Fund had a net capital loss carryover of approximately $17,032,000 to offset future capital gains to the extent provided by regulations through May 31 of the following years:

            AMOUNT IN THOUSANDS
        ---------------------------
        2002      2003        2004
        ----     -------     ------
        $610     $11,179     $5,243
        ====     =======     ======

7. DIVIDENDS

The Fund declared the following dividends from net investment income:

    DECLARATION         AMOUNT            RECORD               PAYABLE
       DATE            PER SHARE           DATE                  DATE
-------------------    ---------     -----------------    ------------------
September 23, 1997      $0.0475      December 3, 1997     December 17, 1997
December 30, 1997       $0.0475       January 9, 1998      January 23, 1998

MUNICIPAL INCOME OPPORTUNITIES TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                          FOR THE SIX                 FOR THE YEAR ENDED MAY 31*
                                                          MONTHS ENDED          -----------------------------------------
                                                       NOVEMBER 30, 1997*        1997            1996              1995
-------------------------------------------------------------------------------------------------------------------------
                                                          (unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of the period...........           $ 8.47             $ 8.31           $ 8.53           $ 8.47
                                                              ------             ------           ------           ------
Net investment income..............................             0.28               0.63             0.69             0.68
Net realized and unrealized gain (loss)............             0.17               0.16            (0.26)            0.01
                                                              ------             ------           ------           ------
Total from investment operations...................             0.45               0.79             0.43             0.69
                                                              ------             ------           ------           ------
Less dividends and distributions from:
   Net investment income...........................            (0.30)             (0.63)           (0.65)           (0.63)
   Net realized gain...............................             --                 --               --               --
                                                              ------             ------           ------           ------
Total dividends and distributions..................            (0.30)             (0.63)           (0.65)           (0.63)
                                                              ------             ------           ------           ------
Net asset value, end of period.....................           $ 8.62             $ 8.47           $ 8.31           $ 8.53
                                                              ======             ======           ======           ======
Market value, end of period........................           $8.688             $ 8.75           $8.875           $ 8.25
                                                              ======             ======           ======           ======
TOTAL INVESTMENT RETURN+...........................             2.60%(1)           5.82%           15.95%            9.81%

RATIOS TO AVERAGE NET ASSETS:
Expenses...........................................             1.02%(2)           1.08%            0.97%            1.04%
Net investment income..............................             6.45%(2)           7.44%            8.24%            8.10%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands............         $181,872           $178,600         $175,294         $179,843
Portfolio turnover rate............................                5%(1)             19%               8%               5%

                                                             FOR THE YEAR ENDED MAY 31*
                                                             --------------------------
                                                              1994               1993
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of the period...........           $ 8.58             $ 8.97
                                                              ------             ------
Net investment income..............................             0.67               0.64
Net realized and unrealized gain (loss)............            (0.15)             (0.34)
                                                              ------             ------
Total from investment operations...................             0.52               0.30
                                                              ------             ------
Less dividends and distributions from:
   Net investment income...........................            (0.63)             (0.66)
   Net realized gain...............................             --                (0.03)
                                                              ------             ------
Total dividends and distributions..................            (0.63)             (0.69)
                                                              ------
Net asset value, end of period.....................           $ 8.47             $ 8.58
                                                              ======             ======
Market value, end of period........................           $8.125             $ 8.25
                                                              ======             ======
TOTAL INVESTMENT RETURN+...........................             6.17%             (4.71)%

RATIOS TO AVERAGE NET ASSETS:
Expenses...........................................             1.22%              1.15%
Net investment income..............................             7.80%              7.27%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands............         $181,745           $184,100
Portfolio turnover rate............................               16%                 2%

---------------------

 * The per share amounts were computed using an average number of shares outstanding during the period.
 + Total investment return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(1)    Not annualized.
(2)    Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
-------------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS
-------------------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT
-------------------------------------------------
Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS
-------------------------------------------------
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT ADVISER
-------------------------------------------------
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.


MUNICIPAL
INCOME
OPPORTUNITIES
TRUST

Semiannual Report
November 30, 1997